Subsequent Events (Details Narrative) - USD ($)							1 Months Ended
	Oct. 29, 2020	Oct. 27, 2020	Oct. 19, 2020	Oct. 16, 2020	Jul. 23, 2020	Jul. 17, 2020	Oct. 31, 2020	Sep. 30, 2020
Convertible note payable					$ 16,900
Conversion price per share					$ 0.01			$ 0.01
Convertible notes payable common shares converted					1,785,000
License Agreement [Member]
Advance prepayment of royalty						$ 150,000
Subsequent Event [Member]
Convertible note payable							$ 160,000
Conversion price per share							$ 0.05
Conversion rate							10.00%
Debt instrument, conversion maturity date							Oct. 31, 2021
Subsequent Event [Member] | Posto Del Sole Inc [Member]
Advance in investment	$ 85,000
Subsequent Event [Member] | Common Stock [Member]
Convertible note payable		$ 9,500	$ 17,300
Conversion price per share		$ 0.005	$ 0.01
Convertible notes payable common shares converted		1,900,000	1,730,000
Subsequent Event [Member] | License Agreement [Member]
Advance prepayment of royalty				$ 50,000